Income Tax Expense - Schedule of Major Components of Income Tax Expense Recognized in Profit or Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2023
Current income tax
Current year’s provision	$ 149,467	$ 223,455		$ 124,033
Over provision in respect of prior years	(114,028)
Current income tax	35,439	223,455		124,033
Deferred taxation
Current year	(16,158)	(45,354)		(13,224)
Income tax expense	$ 19,281	$ 178,101	$ 110,809	$ 110,809